Loss per Share ("LPS")	12 Months Ended
Dec. 31, 2015
Loss per Share ("LPS") [Abstract]
Loss per Share ("LPS")
15.      Loss per Share (“LPS”)

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2013, 2014 and 2015:

Basic LPS - Class A Common Shares

The two class method LPS is calculated as follows:

	Years Ended December 31,
Numerators	2013	2014	2015
Net loss	($16,953,032)	($51,796,181)	($268,707,322)
Less: Net loss attributable to non-vested share awards	351,877	832,333	4,606,096
Net loss attributable to common shareholders	($16,601,155)	($50,963,848)	($264,101,226)

Denominators
Weighted average common shares outstanding, basic and diluted	332,609	613,844	644,260

Net loss per common share, basic and diluted:	($49.78)	($82.84)	($409.93)

Weighted Average Shares - Basic - In calculating basic LPS, the Company includes the effect of vested share awards and Class A common shares issued for exercised stock option awards from the date they are issued or vested.

Weighted Average Shares - Diluted - In calculating diluted LPS, the Company includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised. In calculating diluted LPS, the following dilutive securities are included in the shares outstanding unless their effect is anti-dilutive:
  Unvested share awards outstanding under the Company's Stock Incentive Plan
  Class A common shares issuable upon exercise of the Company's outstanding options

The Company excluded the dilutive effect of 2,800 (2013 and 2014: 2,800) stock option awards, and 3,923 (2013: 8,922 and 2014: 9,172) non-vested share awards in calculating dilutive LPS for its Class A common shares as their effect was anti-dilutive.